Cover Page	6 Months Ended
Nov. 30, 2023
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	CYTODYN INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001175680
Amendment Flag	false